Property, Plant and Equipment - Transfers Between Classifications - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Transfers between classifications	$ 0	$ 0
Quebrada Blanca property plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transfers between classifications	$ 3,300	$ 14,100